RETIREMENT-RELATED BENEFITS - Investment Strategy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	24.00%
Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	45.00%
Real Estate.
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
Other investments
Investment Policies And Strategies
Target allocation (as a percent)	17.00%
Private equities and private real estate investments
Investment Policies And Strategies
Target allocation (as a percent)	11.00%
Defined Benefit Pension Plans
Investment Policies And Strategies
Fair Value of plan assets	$ 1,496	$ 654	$ 612